Noncontrolling Interests (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Noncontrolling interest
Beginning balance	$ 362.3	$ 380.0	$ 385.9
Earnings attributable to noncontrolling interest	46.5	68.2	74.7
Declaration of distributions payable	(46.0)	(68.5)	(83.1)
Acquisitions of noncontrolling interests in CFL		(16.8)
Effect of exchange rate changes		(0.6)	2.5
Ending balance	362.8	362.3	380.0
Distributions payable to noncontrolling interest:
Beginning balance	0.0	5.3	149.7
Declaration of distributions payable		68.5	83.1
Distributions to noncontrolling interest		(73.7)	(231.8)
Effect of exchange rate changes		(0.1)	4.3
Ending balance		0.0	5.3
CFL
Noncontrolling interest
Beginning balance	0.0	17.4	16.7
Earnings attributable to noncontrolling interest		2.3	3.5
Declaration of distributions payable		(2.3)	(5.3)
Acquisitions of noncontrolling interests in CFL		(16.8)
Effect of exchange rate changes		(0.6)	2.5
Ending balance		0.0	17.4
Distributions payable to noncontrolling interest:
Beginning balance	0.0	5.3	149.7
Declaration of distributions payable		2.3	5.3
Distributions to noncontrolling interest		(7.5)	(154.0)
Effect of exchange rate changes		(0.1)	4.3
Ending balance		0.0	5.3
TNCLP
Noncontrolling interest
Beginning balance	362.3	362.6	369.2
Earnings attributable to noncontrolling interest	46.5	65.9	71.2
Declaration of distributions payable	(46.0)	(66.2)	(77.8)
Ending balance	362.8	362.3	362.6
Distributions payable to noncontrolling interest:
Declaration of distributions payable	46.0	66.2	77.8
Distributions to noncontrolling interest	$ (46.0)	$ (66.2)	$ (77.8)